Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 27, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 27, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Principal LifeTime 2010 Fund (Prospectus Summary): | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND

Supplement dated July 27, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012,
May 11, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2010 FUND

Under the Fees and Expenses of the Fund heading on page 34, delete the text and substitute:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 ($50,000 prior to July 30, 2012) in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Under the Shareholder Fees (fees paid directly from your investment) heading on page 34, delete the table and substitute:
Shareholder Fees		Class A Principal LifeTime 2010 Fund
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	[1]	3.75%
Maximum Deferred Sales Charge (Load)(as a percentage of dollars subject to charge)		1.00%
[1]	5.50% prior to July 30, 2012.

Under the Example heading on page 34, delete the information and substitute:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2010 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	479	715	970	1,701
Class A (prior to July 30, 2012)	652	884	1,135	1,852

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime 2010 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	479	715	970	1,701
Class A (prior to July 30, 2012)	652	884	1,135	1,852

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2010 Fund (Prospectus Summary): | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated July 27, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012,
May 11, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2010 FUND

Expense, Heading	rr_ExpenseHeading	Under the Fees and Expenses of the Fund heading on page 34, delete the text and substitute:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 ($50,000 prior to July 30, 2012) in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Under the Shareholder Fees (fees paid directly from your investment) heading on page 34, delete the table and substitute:
Expense Example, Heading	rr_ExpenseExampleHeading	Under the Example heading on page 34, delete the information and substitute:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Principal LifeTime 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%	[1]
Maximum Deferred Sales Charge (Load)(as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	479
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,701
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	479
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,701
Principal LifeTime 2010 Fund | Class A (prior to July 30, 2012)
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	884
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,852

[1]	5.50% prior to July 30, 2012.